UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21121

Investment Company Act File Number

Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Growth Portfolio

March 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 2.2%
Raytheon Co.	34,084	$7,356,009

		$7,356,009

Air Freight & Logistics — 1.9%
FedEx Corp.	26,337	$6,323,777

		$6,323,777

Auto Components — 2.3%
Aptiv PLC	48,940	$4,158,432
Delphi Technologies PLC	73,803	3,516,713

		$7,675,145

Banks — 2.5%
JPMorgan Chase & Co.	36,503	$4,014,235
KeyCorp	217,448	4,251,108

		$8,265,343

Beverages — 3.8%
Coca-Cola Co. (The)	143,371	$6,226,603
Constellation Brands, Inc., Class A	20,010	4,560,679
PepsiCo, Inc.	17,039	1,859,807

		$12,647,089

Biotechnology — 7.4%
AbbVie, Inc.	34,409	$3,256,812
Alexion Pharmaceuticals, Inc.(1)	29,235	3,258,533
Biogen, Inc.(1)	12,840	3,515,849
Celgene Corp.(1)	27,497	2,453,007
Gilead Sciences, Inc.	67,629	5,098,550
Incyte Corp.(1)	22,409	1,867,342
Vertex Pharmaceuticals, Inc.(1)	32,746	5,336,943

		$24,787,036

Capital Markets — 3.2%
Charles Schwab Corp. (The)	98,070	$5,121,216
Goldman Sachs Group, Inc. (The)	22,619	5,696,821

		$10,818,037

Chemicals — 2.1%
Ecolab, Inc.	51,866	$7,109,273

		$7,109,273

Communications Equipment — 1.8%
Palo Alto Networks, Inc.(1)	33,356	$6,054,781

		$6,054,781

Containers & Packaging — 0.5%
Graphic Packaging Holding Co.	113,674	$1,744,896

		$1,744,896

Security	Shares	Value
Distributors — 1.3%
LKQ Corp.(1)	110,230	$4,183,229

		$4,183,229

Electrical Equipment — 1.8%
Rockwell Automation, Inc.	33,450	$5,826,990

		$5,826,990

Energy Equipment & Services — 0.7%
Halliburton Co.	51,887	$2,435,576

		$2,435,576

Food Products — 1.6%
Mondelez International, Inc., Class A	65,990	$2,753,763
Pinnacle Foods, Inc.	45,362	2,454,084

		$5,207,847

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	55,542	$3,328,076
Danaher Corp.	35,092	3,435,858
Intuitive Surgical, Inc.(1)	4,253	1,755,766

		$8,519,700

Health Care Providers & Services — 2.0%
Anthem, Inc.	30,682	$6,740,835

		$6,740,835

Hotels, Restaurants & Leisure — 1.0%
Starbucks Corp.	59,807	$3,462,227

		$3,462,227

Industrial Conglomerates — 1.4%
3M Co.	21,372	$4,691,581

		$4,691,581

Internet & Direct Marketing Retail — 8.8%
Amazon.com, Inc.(1)	15,342	$22,205,090
Booking Holdings, Inc.(1)	1,696	3,528,342
Netflix, Inc.(1)	12,341	3,644,914

		$29,378,346

Internet Software & Services — 16.8%
Alibaba Group Holding, Ltd. ADR(1)(2)	15,527	$2,849,826
Alphabet, Inc., Class A(1)	11,759	12,195,729
Alphabet, Inc., Class C(1)	14,013	14,458,473
Facebook, Inc., Class A(1)	95,310	15,229,585
GoDaddy, Inc., Class A(1)	99,831	6,131,620
Twitter, Inc.(1)	178,406	5,175,558

		$56,040,791

IT Services — 4.4%
Visa, Inc., Class A(2)	123,225	$14,740,175

		$14,740,175

Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	38,511	$2,576,386
Illumina, Inc.(1)	6,145	1,452,801

		$4,029,187

Security	Shares	Value
Machinery — 0.6%
Xylem, Inc.	25,530	$1,963,768

		$1,963,768

Media — 2.5%
Comcast Corp., Class A	67,713	$2,313,753
Walt Disney Co. (The)	60,012	6,027,605

		$8,341,358

Metals & Mining — 0.7%
Freeport-McMoRan, Inc.	139,121	$2,444,356

		$2,444,356

Oil, Gas & Consumable Fuels — 0.7%
Devon Energy Corp.	70,033	$2,226,349

		$2,226,349

Road & Rail — 2.9%
CSX Corp.	109,574	$6,104,368
J.B. Hunt Transport Services, Inc.	29,583	3,465,648

		$9,570,016

Semiconductors & Semiconductor Equipment — 1.7%
Broadcom, Ltd.	6,832	$1,609,961
Texas Instruments, Inc.	38,506	4,000,388

		$5,610,349

Software — 10.4%
Activision Blizzard, Inc.	64,209	$4,331,539
Adobe Systems, Inc.(1)	37,524	8,108,186
Intuit, Inc.	24,430	4,234,940
Microsoft Corp.	97,054	8,858,119
salesforce.com, Inc.(1)	77,454	9,007,900

		$34,540,684

Specialty Retail — 3.9%
Home Depot, Inc. (The)	26,480	$4,719,795
TJX Cos., Inc. (The)	67,071	5,470,311
Ulta Beauty, Inc.(1)	13,630	2,784,200

		$12,974,306

Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	47,600	$7,986,328
HP, Inc.	151,447	3,319,718

		$11,306,046

Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc., Class B	71,572	$4,755,244

		$4,755,244

Total Common Stocks (identified cost $202,909,880)		$331,770,346

Short-Term Investments — 0.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.89%(3)	1,613,639	$1,613,316

Total Short-Term Investments (identified cost $1,613,477)		$1,613,316

Value
Total Investments — 100.0% (identified cost $204,523,357)	$333,383,662

Other Assets, Less Liabilities — 0.0%(4)	$120,096

Net Assets — 100.0%	$333,503,758

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $17,413,876 for which the Portfolio received non-cash U.S. Government securities collateral of $17,791,742.
(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2018 was $6,609.
(4)	Amount is less than 0.05%.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open derivative instruments at March 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$331,770,346	*	$—	$—	$331,770,346
Short-Term Investments	—		1,613,316	—	1,613,316
Total Investments	$331,770,346		$1,613,316	$—	$333,383,662

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Growth Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2018